Other non-current liabilities - Disclosure of Collateral and Issuance of a Guarantee by the Government Agency (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Non-current liabilities [abstract]
Other non-current financial liabilities	€ 2,725
Other non-current liabilities	€ 2,725